Financial Risk Management - Contractual Maturities of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable – trade, carrying amount	₩ 372,909	₩ 438,297
Borrowings, carrying amount	2,138,923	2,043,140
Debentures, carrying amount	8,579,743	8,220,833
Accounts payable – other and others, carrying amount	6,051,550	6,562,612
Non-derivative financial liabilities, carrying amount	18,579,902
Accounts payable – trade, carrying amount	372,909
Borrowings, contractual cash flows	2,467,988
Debentures, contractual cash flows	9,749,762
Lease liabilities-Carrying amount	1,436,777	₩ 1,291,007
Lease liabilities-Contractual cash flows	1,537,279
Accounts payable – other and others, contractual cash flows	6,145,185
Non-derivative financial liabilities, contractual cash flows	20,273,123
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable – trade, carrying amount	372,909
Borrowings, contractual cash flows	225,657
Debentures, contractual cash flows	1,106,505
Lease liabilities-Contractual cash flows	365,925
Accounts payable – other and others, contractual cash flows	4,920,324
Non-derivative financial liabilities, contractual cash flows	6,991,320
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flows	2,242,331
Debentures, contractual cash flows	5,680,403
Lease liabilities-Contractual cash flows	826,331
Accounts payable – other and others, contractual cash flows	849,013
Non-derivative financial liabilities, contractual cash flows	9,598,078
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures, contractual cash flows	2,962,854
Lease liabilities-Contractual cash flows	345,023
Accounts payable – other and others, contractual cash flows	375,848
Non-derivative financial liabilities, contractual cash flows	₩ 3,683,725